Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2024	Jul. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income (loss)	$ 3,606	$ (21,278)	$ (27,969)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	316	646	399
Non-cash operating lease expense	22	98	119
Stock-based compensation		642	329
Provision for inventory impairment	(15)	15	21
Amortization of term loan discount		10	11
Loss on disposal of property and equipment		62	3
Change in fair value of convertible notes payable	(3,255)	(2,059)	4,084
Change in fair value of warrant liabilities	(4,973)	(191)	83
Net change in operating assets and liabilities:
Accounts receivable, net	15	(32)	(73)
Inventory, net	(130)	(773)	57
Prepaid expenses and other current assets	(1,259)	(95)	381
Accounts payable	(356)	(2,628)
Accrued liabilities	(651)	511	1,102
Accrued transaction costs		7,446	241
Other accrued liabilities	344	1,734	1,848
Operating lease liabilities	(22)	(98)	917
Other Long-Term Liabilities			(121)
Deferred taxes			7
Net cash used in operating activities	(6,358)	(15,990)	(18,561)
Cash flows from investing activities:
Purchases of property and equipment	(578)	(368)	(313)
Purchases of software			(7)
Net cash used in investing activities	(578)	(368)	(320)
Cash flows from financing activities:
Proceeds from exercise of common stock options			11
Proceeds from issuance of convertible notes payable		16,500	13,000
Proceeds from term loan			3,000
Repayment of non-convertible term loan		(867)	(714)
Net cash provided by financing activities		15,633	15,297
Effect of foreign currency translation on cash and cash equivalents	42	24	18
Net change in cash and cash equivalents	(6,894)	(701)	(3,566)
Cash and cash equivalents, at beginning of period	35,154	1,383	5,547
Cash and cash equivalents, at end of period	$ 28,260	35,154	1,981
Supplemental disclosure of cash flow information:
Cash paid for interest		85	154
Supplemental disclosure of noncash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities		(216)
Lease liabilities recorded for operating lease right-of-use assets		216
Amount of term loan proceeds allocated to warrant liabilities			$ 36
Exchange preferred stock for pre-funded warrants		$ 4,332
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Predecessor
Prior to Effect of Business Combination
Cash flows from financing activities:
Cash and cash equivalents, at beginning of period	$ 682
Cash and cash equivalents, at end of period		$ 682